Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Distribution Reinvestment Plan
We have adopted an amended and restated distribution reinvestment plan that allows both our Class A and Class T stockholders to have distributions otherwise distributable to them invested in additional shares of our Class A and Class T Shares, respectively. The purchase price per share pursuant to our distribution reinvestment plan is equivalent to the estimated value per share approved by our board of directors and in effect on the date of purchase of shares under the plan. In conjunction with the board of directors’ declaration of a new estimated value per share of our common stock on October 19, 2021, beginning in October 2021, shares sold pursuant to our distribution reinvestment plan were and will continue to be sold at our new estimated value per share of $15.08 per Class A Share and Class T Share.
On November 30, 2016, we filed with the SEC a Registration Statement on Form
S-3,
which registered up to an additional $100.9 million in shares under our distribution reinvestment plan (our “DRP Offering”). We may amend or terminate the amended and restated distribution reinvestment plan for any reason at any time upon 10 days’ prior written notice to stockholders. No sales commissions, dealer manager fee, or stockholder servicing fee will be paid on shares sold through the amended and restated distribution reinvestment plan. Through the termination of our Offering on January 9, 2017, we had sold approximately 1.1 million Class A shares and 0.1 million Class T Shares through our original distribution reinvestment plan. As of December 31, 2021, we had sold approximately 6.9 million Class A Shares and approximately 1.0 million Class T Shares through our DRP Offering.
As described below, on March 7, 2022, our board of directors approved the suspension of our DRP, effective on April 15, 2022.
Share Redemption Program
As described in Note 2 – Summary of Significant Accounting Policies, we have an SRP, which is suspended. Pursuant to the SRP, we may redeem the shares of stock presented for redemption for cash to the extent that such requests comply with the below terms of our SRP and we have sufficient funds available to fund such redemption.
Our board of directors may amend, suspend or terminate the SRP with 30 days’ notice to our stockholders. We may provide this notice by including such information in a Current Report on Form
8-K
or in our annual or quarterly reports, all publicly filed with the SEC, or by a separate mailing to our stockholders.
On August 20, 2020, our board of directors determined that it would be in the best interests of the Company to amend the terms of the SRP to revise the redemption price per share for all redemptions under the SRP to be equal to the most recently published estimated net asset value per share of the applicable share class (the “SRP Amendment”). Prior to the SRP Amendment, the redemption amount was the lesser of the amount the stockholders paid for their shares or the price per share in the current offering. On October 19, 2021, we declared a new estimated net asset value per share and the redemption price under our SRP immediately changed to $15.08 (our current estimated net asset value per share).
There are several limitations in addition to those noted above on our ability to redeem shares under the SRP including, but not limited to:

•	During any calendar year, we will not redeem in excess of 5% of the weighted-average number of shares outstanding during the prior calendar year.

•	The cash available for redemption is limited to the proceeds from the sale of shares pursuant to our distribution reinvestment plan, less any prior redemptions.

•
We have no obligation to redeem shares if the redemption would violate the restrictions on distributions under Maryland law, which prohibits distributions that would cause a corporation to fail to meet statutory tests of solvency.

For the year ended December 31, 2021, we received redemption requests totaling approximately $5.6 million (approximately 0.4 million shares), approximately $3.9 million of which were fulfilled during the year ended December 31, 2021, with the remaining approximately $1.7 million included in accounts payable and accrued liabilities as of December 31, 2021 and fulfilled in January 2022.
For the year ended December 31, 2020, we received redemption requests totaling approximately $2.0 million (approximately 0.2 million shares), approximately $1.3 million of which were fulfilled during the year ended December 31, 2020, with the remaining approximately $0.7 million included in accounts payable and accrued liabilities as of December 31, 2020 and fulfilled in January 2021.
For the year ended December 31, 2019, we received redemption requests totaling approximately $4.9 million (approximately 0.5 million shares), approximately $4.5 million of which were fulfilled during year ended December 31, 2019, with the remaining approximately $0.4 million included in accounts payable and accrued liabilities as of December 31, 2019 and fulfilled in January 2020.
As described below, on March 7, 2022, our board of directors approved the complete suspension of our SRP, effective immediately.
Suspension of DRP and SRP
In connection with a review of liquidity alternatives by our Board, on March 7, 2022, the Board approved the full suspension of our DRP and SRP. Under our DRP, the Board may amend, modify, suspend or terminate our plan for any reason upon 10 days’ written notice to the participants.
Consistent with the terms of our DRP, distributions declared by the Board for the month of February 2022, which were paid on or about March 15, 2022, were not affected by this suspension. However, beginning with the distributions declared by the Board for the month of March 2022, which will be paid in April 2022, and continuing until such time as the Board may approve the resumption of the DRP, if ever, all distributions declared by the Board will be paid to our stockholders in cash.
Prior to the suspension of our share redemption program, consistent with its terms, all redemption requests received, and not withdrawn, on or prior to the last day of the applicable quarter were processed on the last business day of the month following the end of the quarter in which the redemption requests were received. Accordingly, redemption requests received during the fourth quarter of 2021 were processed on January 31, 2022, and redemption requests received during the first quarter of 2022 ordinarily would have needed to be received on or prior to March 31, 2022 and would have been processed on April 30, 2022. However, the effective date of the aforementioned suspension of our share redemption program occurred prior to March 31, 2022. Accordingly, any redemption requests received during the first quarter of 2022, or any future quarter, will not be processed until such time as the Board may approve the resumption of our share redemption program, if ever.
Operating Partnership Redemption Rights
Generally, the limited partners of our Operating Partnership, excluding any limited partners with respect to their
A-2
Units, have the right to cause our Operating Partnership to redeem their limited partnership units for cash equal to the value of an equivalent number of our shares, or, at our option, we may purchase their limited partnership units by issuing one share of our common stock for each limited partnership unit redeemed. These rights may not be exercised under certain circumstances that could cause us to lose our REIT election. Furthermore, limited partners may exercise their redemption rights only after their limited partnership units have been outstanding for one year.
Additionally, the
Class A-1
Units issued in connection with the Self Administration Transaction are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. The
Class A-1
Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership.
Other Contingencies
We have a severance plan which covers certain officers; this plan provides for severance payments upon certain events, including after a change of control.
From time to time, we are party to legal, regulatory and other proceedings that arise in the ordinary course of our business. In accordance with applicable accounting guidance, management accrues an estimated liability when those matters present loss contingencies that are both probable and reasonably estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. We are not aware of any such proceedings of which the outcome is reasonably likely to have a material adverse effect on our results of operations or financial condition.